EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018	Sep. 30, 2017
Basic:
Net income attributable to CNH Industrial	$ 222	$ 56		$ 814	$ 330
Weighted average common shares outstanding—basic (in shares)	1,355,000,000	1,364,000,000		1,358,000,000	1,364,000,000
Basic earnings per share (in usd per share)	$ 0.16	$ 0.04	[1]	$ 0.60	$ 0.24	[1]
Diluted:
Net income attributable to CNH Industrial	$ 222	$ 56		$ 814	$ 330
Weighted average common shares outstanding—basic (in shares)	1,355,000,000	1,364,000,000		1,358,000,000	1,364,000,000
Effect of dilutive securities (when dilutive):
Stock compensation plans (in shares)	3,000,000	2,000,000		4,000,000	3,000,000
Weighted average common shares outstanding—diluted (in shares)	1,358,000,000	1,366,000,000		1,362,000,000	1,367,000,000
Diluted earnings per share (in usd per share)	$ 0.16	$ 0.04	[1]	$ 0.60	$ 0.24	[1]
Antidilutive securities excluded from EPS computation (in shares)	0	0		0	0

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).